Consolidated Balance Sheets		Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 905,187		$ 1,163,928	$ 546,288
Accounts receivable, net		690		887	139,340
Inventories, net					50,480
Deferred offering costs					927,273
Other current assets		54,051		69,501	322,699
Total current assets		959,928		1,234,316	1,986,080
Non-current assets
Intangible assets, net		52,051		66,930	2,082,839
Plant and equipment, net		328		422	20,835
Right-of-use assets		10,702		13,761	201,603
Total non-current assets		63,081		81,113	2,305,277
TOTAL ASSETS		1,023,009		1,315,429	4,291,357
Current liabilities
Accounts payable		148		189	19,782
Accruals and other current liabilities		859,510		1,105,195	254,912
Income tax payables		446		574	608
Working capital loan from a related party		2,451,105		3,151,736	5,475,536
Operating lease liabilities, current		9,271		11,921	57,965
Total current liabilities		3,320,480		4,269,615	5,808,803
Non-current liabilities
Operating lease liabilities, non-current		1,658		2,132	152,742
Total non-current liabilities		1,658		2,132	152,742
TOTAL LIABILITIES		3,322,138		4,271,747	5,961,545
COMMITMENT AND CONTINGENCIES (NOTE 15)
SHAREHOLDERS’ DEFICIT
Additional paid in capital		16,097,209		20,698,481	5,021,933
Accumulated losses		(18,622,962)		(23,946,201)	(6,745,614)
Accumulated other comprehensive income		213,695		274,778	39,277
Total shareholders' deficit		(2,299,129)		(2,956,318)	(1,670,188)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		1,023,009		1,315,429	4,291,357
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]	7,576		9,741	7,333
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value		$ 5,353	[1]	$ 6,883	$ 6,883	[1]

[1]	Retroactively adjusted to reflect the reorganization exercise described in Note 1.